Events after the reporting date (Details) - USD ($)	2 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Events after the reporting date (Details) [Line Items]
Ordinary shares issued	74,100,000	74,100,000	4,179	1,931
Gross proceeds from the offering (in Dollars)	$ 833,000,000
Warrants [Member]
Events after the reporting date (Details) [Line Items]
Ordinary shares issued	1,137,500	1,137,500